Note 7: Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Customer Advances Current	$ 5,028	$ 5,203
Employee Related Liabilities Current	1,910	1,918
Litigation And Contract Matters Current	535	577
Accrued Income Taxes Current	547	504
Product Warranty Accrual Classified Current	702	449
Restructuring Reserve Current	248	358
Interest Payable Current	325	294
Workers Compensation Liability Current	215	210
Accrued Property Sales And Use Taxes	197	209
Other Accrued Liabilities Current	2,580	2,525
Accrued liabilities	$ 12,287	$ 12,247